Provision for legal proceedings and judicial deposits - Additional Information (Detail) - BRL (R$) R$ in Thousands		12 Months Ended
		Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Disclosure of other provisions [line items]
Provision for legal proceedings		R$ 1,360,898	R$ 1,354,171	R$ 1,363,168
State VAT - ICMS credits [member]
Disclosure of other provisions [line items]
Provision for legal proceedings	[1]	R$ 93,743	97,534
Non homologation of compensations [member]
Disclosure of other provisions [line items]
Federal income taxes isolated fine rate		50.00%
PIS and COFINS [member]
Disclosure of other provisions [line items]
Isolated fine rate of acquired assets		50.00%
Rumo S.A. [member]
Disclosure of other provisions [line items]
Social security contributions		20.00%
Collective moral damages		R$ 15,000
Legal proceedings provision [member]
Disclosure of other provisions [line items]
New provisions, other provisions		39,407
Legal proceedings provision, tax [member]
Disclosure of other provisions [line items]
Provision for legal proceedings		635,406	589,180	534,131
Legal proceedings provision, tax [member] | Compensation with FINSOCIAL [Member]
Disclosure of other provisions [line items]
Provision for legal proceedings		296,400	293,291
Legal proceedings provision, tax [member] | State VAT - ICMS credits [member]
Disclosure of other provisions [line items]
Provision for legal proceedings		93,407	97,534
Civil, environmental and regulatory [member]
Disclosure of other provisions [line items]
Provision for legal proceedings		350,769	332,527
Judicial deposit		140,833	220,932
Legal proceedings provision, labor [member]
Disclosure of other provisions [line items]
Provision for legal proceedings		374,723	432,464	R$ 466,312
Judicial deposit		R$ 272,812	R$ 245,819

[1]	The provisioned amounts relating to tax assessments issued against us by the tax authorities related to several types of ICMS credits, including: (a) an assessment notice related to ICMS payments for raw material purchases which are considered for “use and consumption” and therefore, according to the tax authorities, are not eligible for compensation; (b) an assessment, as sole obligor, for allegedly disregarding withholding obligations of ICMS taxes in relation to a tolling agreement, arising from an agricultural partnership between the Company’s sugarcane plants and Central Paulista Ltda. Açúcar e Álcool; (c) an assessment notice related to ICMS payments related to the exportation of crystallized sugar not considered under tributary immunity; (d) assessment notice related to the ICMS under tributary substitution regime; and (e) ICMS assessment notice related to interstate operations taxed as internal transactions and, therefore, subject to a higher rate. No judicial deposits have been made in connection with these proceedings. These provisions amounted to R$93,407 as of December 31, 2020 and R$97,534 as of December 31, 2019.